Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of voyage expenses and commissions	Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Commissions paid	(9,158)	(8,363)
Bunkers	(59,270)	(50,720)
Other voyage related expenses	(17,475)	(12,462)
Total voyage expenses and commissions	(85,903)	(71,545)

Disclosure of vessel operating expenses	Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Operating expenses	(92,813)	(107,614)
Insurance	(7,200)	(10,403)
Total vessel operating expenses	(100,013)	(118,017)

Disclosure of general and administrative expense explanatory	General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Wages and salaries	(7,332)	(3,849)
Social security costs	(1,603)	(512)
Equity-settled share-based payments	—	851
Activated costs	358	—
Other employee benefits	(750)	(570)
Employee benefits	(9,327)	(4,080)

Administrative expenses	(25,780)	(21,031)
Tonnage Tax	(866)	(1,766)
Claims	(477)	(20)
Provisions	163	148

Total general and administrative expenses	(36,287)	(26,749)